Financial Instruments - Summary of Financial Instrument by Category (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 855.2		$ 1,280.9	$ 1,270.8
Financial investments	424.7		1,926.9
Guarantee Deposits	0.6		349.7
Collateralized accounts receivable	17.6		235.9
Contract assets	461.9		358.0
Trade accounts receivable, net	149.4		318.0
Customer and commercial financing			11.7
Derivative financial instruments	2.1		9.5
Other Assets	34.5		66.2
Financial assets	1,946.0		4,556.8
LIABILITIES
Loans and financing	91.0		3,647.6	$ 4,198.3	$ 3,759.9
Trade accounts payable and others liabilities	550.8		1,550.5
Financial guarantee and residual value			140.4
Lease liability	38.6	$ 57.6	57.6
Derivative financial instruments	4.5		8.1
Financial liabilities	684.9		5,346.7
Financial Instruments at amortized cost [member]
ASSETS
Cash and cash equivalents	855.2		1,280.9
Financial investments			48.8
Guarantee Deposits	0.6		349.7
Collateralized accounts receivable	17.6		235.9
Contract assets	461.9		358.0
Trade accounts receivable, net	149.4		318.0
Customer and commercial financing			11.7
Other Assets	34.5		66.2
Financial assets	1,519.2		2,669.2
LIABILITIES
Loans and financing	91.0		3,647.7
Trade accounts payable and others liabilities	550.8		1,550.5
Financial guarantee and residual value			15.0
Lease liability	38.6
Financial liabilities	680.4		5,213.2
Financial instruments at fair value through other comprehensive income [member]
ASSETS
Financial investments			507.8
Financial assets			507.8
Financial instruments measured or designated at fair value through profit or loss [member]
ASSETS
Financial investments	424.7		1,370.3
Derivative financial instruments	2.1		9.5
Financial assets	426.8		1,379.8
LIABILITIES
Financial guarantee and residual value			125.4
Derivative financial instruments	4.5		8.1
Financial liabilities	$ 4.5		$ 133.5